Other Non-Current Assets (Details)	Jan. 31, 2024
Yueneng Silicon Industry [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Other Non-Current Assets [Line Items]
Business acquisition equity interest	3.6554%